Goodwill - Additional Information (Detail) - USD ($) $ in Billions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Cost to sell expected to reach as percentage of entity value		2.00%
Adverse change in WACC		1.00%
Non cash goodwill impairment charge	$ 2.5
Probability of worst case scenario
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of probability of occurrence of the worst case scenario.	30.00%
Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections		2.00%
Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections		5.00%
AB inBev [member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of goodwill to total assets		53.00%